LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Lease Liabilities
Schedule of lease liabilities

		Consolidated
	12/31/2023	12/31/2022
Leases	2,044,694	1,916,636
Present value adjustment - Leases	(1,310,933)	(1,222,790)
	733,761	693,846
Classified:
Current	137,638	177,010
Non-current	596,123	516,836
	733,761	693,846

Schedule of movement of lease liabilities

		Consolidated
	12/31/2023	12/31/2022
Opening balance	693,846	611,551
New leases	189,855	29,633
Present Value Adjustments - New leases	(116,640)	(3,300)
Contract review	124,310	99,419
Write-off		(781)
Payments	(239,909)	(155,995)
Interest appropriated	82,521	69,510
Acquisition of companies		45,352
Exchange variation	(222)	(1,543)
Net balance	733,761	693,846

Schedule of expected minimum payments

				Consolidated
	Less than one year	Between one and five years	Over five years	Total
Leases	148,553	484,680	1,411,461	2,044,694
Present value adjustment - Leases	(10,915)	(138,229)	(1,161,789)	(1,310,933)
	137,638	346,451	249,672	733,761

Schedule of recoverable PIS and COFINS

		Consolidated
	12/31/2023	12/31/2022
Leases	1,755,060	1,835,101
Present value adjustment - Leases	(1,195,780)	(1,221,378)
Potencial PIS and COFINS credit	162,343	169,747
Present value adjustment – Potential PIS and COFINS credit	(110,610)	(112,977)

Schedule of measurement of the lease liability

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Contract less than 12 months	3,746	995	339
Lower Assets value	14,986	5,859	4,975
Variable lease payments	411,996	325,913	498,529
	430,728	332,767	503,843